UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-03196

                             Cash Reserve Fund, Inc.
                             -----------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31/04
                          --------

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Reserve Fund, Inc. - Treasury Series
Investment Portfolio as of December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                       Principal
                                                                                       Amount ($)                Value ($)
                                                                               -------------------------------------------
US Government Backed* 100.1%
US Treasury Bills:
1.2%, 1/13/2005                                                                      109,363,000              109,319,255
1.78%, 1/20/2005                                                                      33,605,000               33,573,519
1.82%, 1/6/2005                                                                       38,640,000               38,630,233
1.85%, 1/13/2005                                                                      16,299,000               16,288,949
1.87%, 3/3/2005                                                                       30,000,000               29,905,323
1.98%, 2/24/2005                                                                       8,163,000                8,138,878
1.99%, 4/7/2005                                                                        4,500,000                4,476,270
2.03%, 1/6/2005                                                                       40,000,000               39,988,722
2.05%, 1/6/2005                                                                       50,000,000               49,985,798
2.14%, 3/3/2005                                                                       39,630,000               39,486,633
2.17%, 3/31/2005                                                                      50,000,000               49,733,618
2.2%, 3/10/2005                                                                       30,000,000               29,875,900
2.28%, 4/21/2005                                                                      22,000,000               21,848,078
2.38%, 5/12/2005                                                                      10,000,000                9,914,122
                                                                                                              -----------
Total US Government Backed (Cost $481,165,298)                                                                481,165,298


                                                                                            % of
                                                                                      Net Assets                 Value ($)

Total Investment Portfolio  (Cost $481,165,298)                                            100.1              481,165,298
Other Assets and Liabilities, Net                                                           -0.1                 -433,280
                                                                                                              -----------
Net Assets                                                                                 100.0              480,732,018
                                                                                                              ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Annualized yield at time of purchase; not a coupon rate.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Reserves Fund Treasury Series


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Reserves Fund Treasury Series

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005